UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street, Suite 2000

         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     May 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $425,931 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109      347     5896 SH       SOLE                     3722        0     2174
APARTMENT INVT & MGMT CO       CL A             03748r101     3434    59527 SH       SOLE                        0        0    59527
ARCHSTONE SMITH TR             COM              039583109    14974   275867 SH       SOLE                    74715        0   201152
AVALONBAY CMNTYS INC           COM              053484101    20231   155621 SH       SOLE                    31512        0   124109
BIOMED REALTY TRUST INC        COM              09063H107    12187   463380 SH       SOLE                   103061        0   360319
BOSTON PROPERTIES INC          COM              101121101    25334   215789 SH       SOLE                    44514        0   171275
BRE PROPERTIES INC             CL A             05564E106     6208    98309 SH       SOLE                    18603        0    79706
BROOKFIELD PPTYS CORP          COM              112900105    19539   484840 SH       SOLE                   127121        0   357719
CAMDEN PPTY TR                 SH BEN INT       133131102    10004   142282 SH       SOLE                    30365        0   111917
CEDAR SHOPPING CTRS INC        COM NEW          150602209     8111   500659 SH       SOLE                    84456        0   416203
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    12078   264408 SH       SOLE                    59882        0   204526
DCT INDUSTRIAL TRUST INC       COM              233153105     7377   623554 SH       SOLE                   120009        0   503545
DOUGLAS EMMETT INC             COM              25960p109    10154   397739 SH       SOLE                    96783        0   300956
ESSEX PPTY TR INC              COM              297178105      151     1164 SH       SOLE                      364        0      800
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    11207   123672 SH       SOLE                    25155        0    98517
FELCOR LODGING TR INC          COM              31430f101     7476   287868 SH       SOLE                    44549        0   243319
FIRST INDUSTRIAL REALTY TRUS   COM              32054k103     1519    33526 SH       SOLE                        0        0    33526
GENERAL GROWTH PPTYS INC       COM              370021107    19909   308334 SH       SOLE                    65959        0   242375
HEALTH CARE REIT INC           COM              42217k106     8838   201312 SH       SOLE                    35833        0   165479
HOME PROPERTIES INC            COM              437306103     2502    47379 SH       SOLE                        0        0    47379
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     3458    73894 SH       SOLE                        0        0    73894
HOST HOTELS & RESORTS INC      COM              44107p104    26723  1015705 SH       SOLE                   210627        0   805078
KIMCO REALTY CORP              COM              49446R109     4271    87633 SH       SOLE                     1527        0    86106
KITE RLTY GROUP TR             COM              49803t102     6266   314105 SH       SOLE                    63941        0   250164
MACERICH CO                    COM              554382101     9433   102133 SH       SOLE                    21505        0    80628
MACK CALI RLTY CORP            COM              554489104     2122    44548 SH       SOLE                        0        0    44548
PARKWAY PPTYS INC              COM              70159Q104     1865    35692 SH       SOLE                        0        0    35692
PROLOGIS                       SH BEN INT       743410102    23981   369343 SH       SOLE                    76614        0   292729
PUBLIC STORAGE INC             COM              74460d109    10090   106583 SH       SOLE                    23564        0    83019
REGENCY CTRS CORP              COM              758849103    13461   161111 SH       SOLE                    32760        0   128351
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     2833   118530 SH       SOLE                        0        0   118530
SIMON PPTY GROUP INC NEW       COM              828806109    37280   335102 SH       SOLE                   155239        0   179863
SL GREEN RLTY CORP             COM              78440x101    18052   131595 SH       SOLE                    27557        0   104038
STARWOOD HOTELS&RESORTS WRLD   COM              85590a401     7296   112512 SH       SOLE                    32682        0    79830
SUNSTONE HOTEL INVS INC NEW    COM              867892101     2190    80355 SH       SOLE                      966        0    79389
TANGER FACTORY OUTLET CTRS I   COM              875465106     6866   169993 SH       SOLE                    34135        0   135858
TAUBMAN CTRS INC               COM              876664103     2247    38752 SH       SOLE                      790        0    37962
U STORE IT TR                  COM              91274f104     7004   348100 SH       SOLE                    64571        0   283529
VENTAS INC                     COM              92276F100    11545   274027 SH       SOLE                    55496        0   218531
VORNADO RLTY TR                SH BEN INT       929042109    27368   229328 SH       SOLE                    50748        0   178580